Goodwill and Other Intangible Assets - Intangible categories (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Jun. 28, 2014
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	$ 7,375.2		$ 7,394.1
Intangible assets subject to amortization, Accumulated Amortization	703.4		607.1
Intangible assets not subject to amortization	66.1		69.7
Total other intangible assets	7,441.3		7,463.8
Intangible assets amortization expense	106.5	29.8
Trade names and trademarks [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets not subject to amortization	58.4		59.5
In Process Research and Development [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets not subject to amortization	7.7		10.2
Distribution And License Agreements [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	6,026.5		6,027.3
Intangible assets subject to amortization, Accumulated Amortization	269.4		192.1
Developed Product Technology/Formulation and Product Rights [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	916.9		931.7
Intangible assets subject to amortization, Accumulated Amortization	316.5		302.5
Customer Relationships [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	369.2		372.0
Intangible assets subject to amortization, Accumulated Amortization	101.8		97.5
Trade names and trademarks [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	47.5		47.8
Intangible assets subject to amortization, Accumulated Amortization	5.8		5.6
Noncompete Agreements [Member]
Finite And Indefinite Lived Assets By Major Class [Line Items]
Intangible assets subject to amortization, Gross	15.1		15.3
Intangible assets subject to amortization, Accumulated Amortization	$ 9.9		$ 9.4